Strategic Advisers Core Fund
Supplement to the
Strategic Advisers® Core Fund
July 30, 2013
Prospectus

The following information replaces similar information found in the "Fund Summary" section beginning on page 3.

Annual fund operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee (fluctuates based on the fund's allocation among underlying funds and sub-advisers)	0.44%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.00%
Acquired fund fees and expenses (fees and expenses of underlying funds)	0.56%
Total annual fund operating expensesA	1.00%
Fee waiver and/or expense reimbursement B	0.25%
Total annual fund operating expenses after fee waiver and/or expense reimbursement A	0.75%

A Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

B Strategic Advisers, Inc. (Strategic Advisers) has contractually agreed that the fund's maximum aggregate annual management fee will not exceed 1.00% of the fund's average daily net assets. In addition, Strategic Advisers has contractually agreed to waive a portion of the fund's management fee in an amount equal to 0.25% of the fund's average daily net assets. This arrangement will remain in effect through September 30, 2016. Strategic Advisers may not terminate this arrangement without the approval of the Board of Trustees.

1 year	$ 77
3 years	$ 258
5 years	$ 493
10 years	$ 1,169